Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail)
MT in Millions, $ in Millions
					1 Months Ended	2 Months Ended	7 Months Ended	12 Months Ended
	Mar. 06, 2020 USD ($)	Jun. 28, 2019 USD ($)	Mar. 29, 2019 USD ($) MT	Sep. 27, 2018 USD ($)	May 31, 2019 USD ($)	Mar. 06, 2020 USD ($)	Aug. 03, 2020 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Ownership percentage			37.80%
Goodwill								$ 8,506		$ 9,562	$ 9,912		$ 9,948
Sale of Assets Disposal Group			$ 387
Current liabilities								5,352		$ 5,409
Procon Readymix Ltd [member]
Disclosure of operating segments [line items]
Consideration transferred												$ 22
Net assets acquired								10
Goodwill								12
Cimentos Vencemos Do Amazonas Ltda [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture				$ 31
Gain (loss) on sale of business				$ 12
Cemex [Member]
Disclosure of operating segments [line items]
Goodwill		$ 8
Proceeds from divestiture		36
Gain (loss) on sale of business		$ 17	$ 66
Gunter Papenburg [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture					$ 97
Gain (loss) on sale of business					$ 59
Breedon Group Plc [Member]
Disclosure of operating segments [line items]
Goodwill								47
Gain (loss) on sale of business							$ 57	230
Current liabilities								30
Kosoms [Member]
Disclosure of operating segments [line items]
Additional ownership percentage acquired	75.00%					75.00%
Goodwill								$ 291
Proceeds from divestiture	$ 499
Gain (loss) on sale of business	$ 665					$ 14
Estonia
Disclosure of operating segments [line items]
Annual production capacity of cement plant sold | MT			1.8
Israel [member] | Readymix Business Netei Noy [member]
Disclosure of operating segments [line items]
Consideration transferred									$ 33
Net assets acquired									33
Goodwill									$ 2
Schwenk [Member]
Disclosure of operating segments [line items]
Annual production capacity of cement plant sold | MT			1.7
Cimsa Cimento Sanayi Ve Ticaret AS [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture			$ 180